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March 31, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Columbia Funds Series Trust I (the "Trust")
          Registration File Nos.: 2-99356 and 811-04367

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification that the Prospectuses and Statements of Additional Information for Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Greater China Fund, Columbia Growth Stock Fund, Columbia High Yield Opportunity Fund, Columbia International Stock Fund, Columbia Large Cap Growth Fund, Columbia Liberty Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia Mid Cap Growth Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Value Fund I, Columbia Small Company Equity Fund, Columbia Strategic Investor Fund, Columbia Tax-Exempt Fund, Columbia Tax-Exempt Insured Fund, Columbia Technology Fund, Columbia U.S. Treasury Index Fund, Columbia Utilities Fund, Columbia World Equity Fund and Columbia Young Investor Fund that would have been filed pursuant to Rule 497(c) under the Act do not differ from those contained in Post-Effective Amendment No. 46 (the "Amendment") to the Trust's registration statement on Form N-1A. Please also accept this letter as certification that the Prospectuses for Columbia Income Fund and Columbia Intermediate Bond Fund that would have been filed pursuant to Rule 497(c) under the Act do not differ from those contained in the Amendment.

     The Amendment was filed electronically on March 24, 2006.

     Please direct any questions or comments you may have with respect to the filing to the undersigned at (617) 585-4130.

                                        Sincerely,

                                        COLUMBIA FUNDS SERIES TRUST I

                                               /s/ Michael Clarke
                                               ---------------------------------
                                               Michael Clarke
                                               ---------------------------------
                                               Assistant Treasurer and Chief
                                               Accounting Officer